Property and Equipment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property and Equipment
Balance at beginning of period	$ 1,897,748	$ 1,626,032
Impact of loss of control of Bophelo Bio Science & Wellness (Pty) Ltd	(1,887,435)
Depreciation	1,147,146	155,073
Balance at end of period	12,159,504	1,897,748	$ 1,626,032
Impairment loss recognized			23,748	$ 0
Bophelo Bio Science and Wellness (Pty) Ltd.
Property and Equipment
Depreciation	109,959	154,595
Balance at end of period	1,887,435
Cost
Property and Equipment
Balance at beginning of period	2,206,400	1,799,940	1,408,618
Additions	310,946	576,472	439,137
Foreign exchange movements	94,814	(170,012)	(24,067)
Acquisitions	12,936,374
Impact of loss of control of Bophelo Bio Science & Wellness (Pty) Ltd	(2,264,147)
Balance at end of period	13,284,387	2,206,400	1,799,940	1,408,618
Write-offs			(23,748)
Accumulated depreciation
Property and Equipment
Balance at beginning of period	(308,652)	(173,908)	(94,405)
Foreign exchange movements	45,797	(20,329)	(5,084)
Impact of loss of control of Bophelo Bio Science & Wellness (Pty) Ltd	376,712
Depreciation	1,037,187	155,073	84,587
Balance at end of period	(1,124,883)	(308,652)	(173,908)	(94,405)
Accumulated depreciation | Bophelo Bio Science and Wellness (Pty) Ltd.
Property and Equipment
Depreciation	109,959
Land
Property and Equipment
Balance at end of period	885,237
Land | Cost
Property and Equipment
Foreign exchange movements	12,901
Acquisitions	872,336
Balance at end of period	885,237
Plant and equipment
Property and Equipment
Balance at beginning of period	415,157	462,650
Balance at end of period	11,081,972	415,157	462,650
Plant and equipment | Cost
Property and Equipment
Balance at beginning of period	590,011	586,360	449,044
Additions	108,933	53,808	172,369
Foreign exchange movements	282,219	(50,157)	(11,305)
Acquisitions	11,817,462
Impact of loss of control of Bophelo Bio Science & Wellness (Pty) Ltd	(663,404)
Balance at end of period	12,135,221	590,011	586,360	449,044
Write-offs			(23,748)
Plant and equipment | Accumulated depreciation
Property and Equipment
Balance at beginning of period	(174,854)	(123,710)	(67,113)
Foreign exchange movements	68,415	(12,641)	(3,615)
Impact of loss of control of Bophelo Bio Science & Wellness (Pty) Ltd	195,441
Depreciation	972,872	63,785	60,212
Balance at end of period	(1,053,249)	(174,854)	(123,710)	(67,113)
Plant and equipment | Accumulated depreciation | Bophelo Bio Science and Wellness (Pty) Ltd.
Property and Equipment
Depreciation	32,549
Leasehold improvements
Property and Equipment
Balance at beginning of period	981,071	257,113
Balance at end of period		981,071	257,113
Leasehold improvements | Cost
Property and Equipment
Balance at beginning of period	1,089,694	293,437	304,770
Additions	66,110	493,136
Reclassifications		360,695
Foreign exchange movements	(67,232)	(57,574)	(11,333)
Impact of loss of control of Bophelo Bio Science & Wellness (Pty) Ltd	(1,088,572)
Balance at end of period		1,089,694	293,437	304,770
Leasehold improvements | Accumulated depreciation
Property and Equipment
Balance at beginning of period	(108,623)	(36,324)	(22,489)
Foreign exchange movements	(9,000)	(6,053)	(1,115)
Impact of loss of control of Bophelo Bio Science & Wellness (Pty) Ltd	149,161
Depreciation		78,352	14,950
Balance at end of period		(108,623)	(36,324)	(22,489)
Leasehold improvements | Accumulated depreciation | Bophelo Bio Science and Wellness (Pty) Ltd.
Property and Equipment
Depreciation	49,538
Motor Vehicles
Property and Equipment
Balance at beginning of period	24,118	23,124
Balance at end of period	61,736	24,118	23,124
Motor Vehicles | Cost
Property and Equipment
Balance at beginning of period	47,623	36,998	38,427
Additions	10,489	14,214
Foreign exchange movements	(603)	(3,589)	(1,429)
Acquisitions	89,513
Impact of loss of control of Bophelo Bio Science & Wellness (Pty) Ltd	(54,767)
Balance at end of period	92,255	47,623	36,998	38,427
Motor Vehicles | Accumulated depreciation
Property and Equipment
Balance at beginning of period	(23,505)	(13,874)	(4,803)
Foreign exchange movements	911	(1,577)	(354)
Impact of loss of control of Bophelo Bio Science & Wellness (Pty) Ltd	28,357
Depreciation	27,883	11,208	9,425
Balance at end of period	(30,519)	(23,505)	(13,874)	(4,803)
Motor Vehicles | Accumulated depreciation | Bophelo Bio Science and Wellness (Pty) Ltd.
Property and Equipment
Depreciation	6,577
Computers
Property and Equipment
Balance at beginning of period	8,918
Balance at end of period	16,095	8,918
Computers | Cost
Property and Equipment
Balance at beginning of period	10,124
Additions	13,348	10,427
Foreign exchange movements	1,115	(303)
Acquisitions	32,703
Impact of loss of control of Bophelo Bio Science & Wellness (Pty) Ltd	(14,851)
Balance at end of period	42,439	10,124
Computers | Accumulated depreciation
Property and Equipment
Balance at beginning of period	(1,206)
Foreign exchange movements	(15,759)	(39)
Impact of loss of control of Bophelo Bio Science & Wellness (Pty) Ltd	2,877
Depreciation	22,942	1,245
Balance at end of period	(26,344)	(1,206)
Computers | Accumulated depreciation | Bophelo Bio Science and Wellness (Pty) Ltd.
Property and Equipment
Depreciation	20,832
Furniture and fixtures
Property and Equipment
Balance at beginning of period	4,231
Balance at end of period	114,464	4,231
Furniture and fixtures | Cost
Property and Equipment
Balance at beginning of period	4,695
Additions	3,435	4,887
Foreign exchange movements	2,181	(192)
Acquisitions	124,360
Impact of loss of control of Bophelo Bio Science & Wellness (Pty) Ltd	(5,436)
Balance at end of period	129,235	4,695
Furniture and fixtures | Accumulated depreciation
Property and Equipment
Balance at beginning of period	(464)
Foreign exchange movements	1,230	(19)
Impact of loss of control of Bophelo Bio Science & Wellness (Pty) Ltd	876
Depreciation	13,490	483
Balance at end of period	(14,771)	(464)
Furniture and fixtures | Accumulated depreciation | Bophelo Bio Science and Wellness (Pty) Ltd.
Property and Equipment
Depreciation	463
Capital work-in-progress
Property and Equipment
Balance at beginning of period	464,253	883,145
Balance at end of period		464,253	883,145
Capital work-in-progress | Cost
Property and Equipment
Balance at beginning of period	464,253	883,145	616,377
Additions	108,631		266,768
Reclassifications		(360,695)
Foreign exchange movements	(135,767)	(58,197)
Impact of loss of control of Bophelo Bio Science & Wellness (Pty) Ltd	$ (437,117)
Balance at end of period		$ 464,253	$ 883,145	$ 616,377